Business Combinations (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisitions 2014
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

RMB
(In thousands)
Purchase consideration	398,410
Net assets acquired, excluding intangible assets and the related deferred tax liabilities	(95,961)
Intangible assets, net	249,452
Deferred tax liabilities, non-current	(67,945)
Pre-existing equity interests	(91,677)
Noncontrolling interests	(150,000)
Goodwill	554,541